Summary of Significant Accounting Policies - Summary of Total Accounts and Notes Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade		$ 176,029		$ 184,817
Notes receivable		650		650
Allowance for doubtful accounts		(8,117)	[1]	(1,544)	[1]
Total accounts and notes receivable, net of allowance for bad debt	$ 249,623	$ 168,562		$ 183,923

[1]	Additional information on the allowance for doubtful accounts for the years ended December 31, 2012, 2011 and 2010 is reported on Schedule II - Valuation and Qualifying Accounts.